Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Raw materials		$ 9	$ 15
Finished goods		406	173
Inventory	$ 570	$ 415	$ 188